Loss per share (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Loss applicable to common shareholders
-continuing operations	$ (754,000)	$ (754,000)	$ (902,000)	$ (902,000)	$ (1,431,000)	$ (1,431,000)
-discontinued operations					(129,000)	(129,000)
Net loss	$ (754,000)	$ (754,000)	$ (902,000)	$ (902,000)	$ (1,560,000)	$ (1,560,000)
Weighted average shares outstanding	5,246,903	5,246,903	5,246,903	5,246,903	5,246,903	5,246,903
Loss per share - continuing operations	$ (0.14)	$ (0.14)	$ (0.17)	$ (0.17)	$ (0.27)	$ (0.27)
Loss per share - discontinued operations					$ (0.02)	$ (0.02)
Net loss per share, basic and diluted	$ (0.14)	$ (0.14)	$ (0.17)	$ (0.17)	$ (0.29)	$ (0.29)